Quarterly Holdings Report
for
Fidelity Advisor® Small Cap Fund
February 29, 2024
ASCF-NPRT1-0424
1.797929.120
Common Stocks - 97.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.5%
Entertainment - 0.1%
Vivid Seats, Inc. Class A (a)	467,980	2,817
Interactive Media & Services - 1.4%
Cars.com, Inc. (a)	963,600	17,672
Ziff Davis, Inc. (a)	153,400	10,548
		28,220
Media - 0.7%
TechTarget, Inc. (a)	409,271	12,978
Wireless Telecommunication Services - 0.3%
Gogo, Inc. (a)	720,900	5,883
TOTAL COMMUNICATION SERVICES		49,898
CONSUMER DISCRETIONARY - 11.0%
Automobile Components - 2.7%
Adient PLC (a)	493,200	16,739
Patrick Industries, Inc.	303,964	36,457
		53,196
Diversified Consumer Services - 0.1%
Laureate Education, Inc. Class A	115,477	1,549
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc. (a)	299,200	13,865
Household Durables - 2.3%
SharkNinja Hong Kong Co. Ltd. (b)	272,866	14,735
Skyline Champion Corp. (a)	262,986	22,036
Tempur Sealy International, Inc. (b)	184,600	10,055
		46,826
Leisure Products - 0.7%
BRP, Inc.	201,100	13,274
Specialty Retail - 3.4%
Academy Sports & Outdoors, Inc.	148,905	11,126
Murphy U.S.A., Inc.	75,900	31,651
Valvoline, Inc. (a)(b)	605,100	25,801
		68,578
Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. (a)(b)	174,121	21,286
TOTAL CONSUMER DISCRETIONARY		218,574
CONSUMER STAPLES - 3.7%
Beverages - 0.1%
The Vita Coco Co., Inc. (a)	65,096	1,699
Consumer Staples Distribution & Retail - 2.9%
BJ's Wholesale Club Holdings, Inc. (a)	253,130	18,489
Performance Food Group Co. (a)	243,300	18,678
Sprouts Farmers Market LLC (a)	321,600	20,081
		57,248
Food Products - 0.7%
Nomad Foods Ltd.	750,200	13,826
TOTAL CONSUMER STAPLES		72,773
ENERGY - 5.3%
Energy Equipment & Services - 3.9%
Cactus, Inc.	490,000	22,491
Championx Corp.	650,600	20,208
Liberty Oilfield Services, Inc. Class A (b)	1,118,500	23,914
TechnipFMC PLC	494,100	10,717
		77,330
Oil, Gas & Consumable Fuels - 1.4%
Antero Resources Corp. (a)	728,400	18,720
Hess Midstream LP (b)	262,548	8,950
		27,670
TOTAL ENERGY		105,000
FINANCIALS - 13.8%
Banks - 5.0%
ConnectOne Bancorp, Inc.	958,855	18,976
First Interstate Bancsystem, Inc.	628,400	16,539
Independent Bank Group, Inc.	453,000	19,810
Metropolitan Bank Holding Corp. (a)	266,382	10,445
Pinnacle Financial Partners, Inc.	265,400	21,954
Trico Bancshares	343,200	11,466
		99,190
Capital Markets - 3.7%
Houlihan Lokey (b)	159,700	20,547
Lazard, Inc. Class A	374,200	14,422
Morningstar, Inc.	33,709	10,065
Patria Investments Ltd.	792,660	11,811
TMX Group Ltd.	653,800	17,150
		73,995
Consumer Finance - 0.5%
PROG Holdings, Inc.	327,214	10,101
Financial Services - 1.3%
Essent Group Ltd.	473,523	25,367
Insurance - 3.3%
Old Republic International Corp.	517,400	14,984
Primerica, Inc.	123,300	30,241
Selective Insurance Group, Inc.	187,500	19,590
Stewart Information Services Corp.	12,200	768
		65,583
TOTAL FINANCIALS		274,236
HEALTH CARE - 14.1%
Biotechnology - 4.9%
Allogene Therapeutics, Inc. (a)	580,000	2,848
Arcellx, Inc. (a)	76,800	5,055
Astria Therapeutics, Inc. (a)	226,800	3,225
Blueprint Medicines Corp. (a)	61,800	5,780
Celldex Therapeutics, Inc. (a)	94,300	4,532
Cogent Biosciences, Inc. (a)(b)	323,000	2,261
Cogent Biosciences, Inc. (c)	129,072	904
Crinetics Pharmaceuticals, Inc. (a)	121,500	4,974
Cytokinetics, Inc. (a)	169,800	12,266
Keros Therapeutics, Inc. (a)	112,700	7,607
Legend Biotech Corp. ADR (a)	77,800	5,069
Scholar Rock Holding Corp. (a)	189,400	2,936
Tyra Biosciences, Inc. (a)	171,700	3,432
Vaxcyte, Inc. (a)	152,800	11,280
Viking Therapeutics, Inc. (a)	164,700	12,690
Viridian Therapeutics, Inc. (a)	159,200	2,979
Xenon Pharmaceuticals, Inc. (a)	152,500	7,198
Zentalis Pharmaceuticals, Inc. (a)	145,446	2,169
		97,205
Health Care Equipment & Supplies - 3.8%
Envista Holdings Corp. (a)	375,200	7,748
Haemonetics Corp. (a)	146,000	10,655
Masimo Corp. (a)	41,000	5,270
Merit Medical Systems, Inc. (a)	177,200	13,503
Neogen Corp. (a)	620,000	10,658
Pulmonx Corp. (a)	653,500	6,025
RxSight, Inc. (a)	145,500	7,940
TransMedics Group, Inc. (a)(b)	164,000	13,382
		75,181
Health Care Providers & Services - 4.7%
Acadia Healthcare Co., Inc. (a)	329,600	27,505
Chemed Corp.	39,000	24,419
Option Care Health, Inc. (a)	318,537	10,279
The Ensign Group, Inc. (b)	241,500	30,168
		92,371
Life Sciences Tools & Services - 0.2%
BioLife Solutions, Inc. (a)	240,100	4,058
Pharmaceuticals - 0.5%
Edgewise Therapeutics, Inc. (a)	189,700	3,098
Intra-Cellular Therapies, Inc. (a)	95,100	6,611
		9,709
TOTAL HEALTH CARE		278,524
INDUSTRIALS - 20.3%
Building Products - 2.0%
CSW Industrials, Inc. (b)	66,534	15,329
Simpson Manufacturing Co. Ltd.	118,900	24,812
		40,141
Construction & Engineering - 3.2%
EMCOR Group, Inc.	97,500	30,568
Granite Construction, Inc.	224,600	11,574
Sterling Construction Co., Inc. (a)	194,100	20,699
		62,841
Electrical Equipment - 2.8%
Array Technologies, Inc. (a)	735,032	10,026
Atkore, Inc. (b)	97,800	16,567
Nextracker, Inc. Class A	321,900	18,104
Thermon Group Holdings, Inc. (a)	387,200	10,567
		55,264
Ground Transportation - 1.0%
TFI International, Inc.	139,600	20,636
Machinery - 1.9%
ITT, Inc.	103,200	13,018
Terex Corp.	420,700	24,127
		37,145
Professional Services - 4.4%
ASGN, Inc. (a)	218,300	21,682
Concentrix Corp.	128,641	9,320
ExlService Holdings, Inc. (a)	682,900	21,252
KBR, Inc.	406,500	24,402
NV5 Global, Inc. (a)	108,080	10,993
		87,649
Trading Companies & Distributors - 5.0%
Applied Industrial Technologies, Inc.	100,900	19,160
Beacon Roofing Supply, Inc. (a)	194,600	16,714
FTAI Aviation Ltd.	392,500	22,094
GMS, Inc. (a)	192,618	17,203
Rush Enterprises, Inc. Class A	495,391	24,126
		99,297
TOTAL INDUSTRIALS		402,973
INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 0.4%
Extreme Networks, Inc. (a)	664,400	8,398
Electronic Equipment, Instruments & Components - 6.1%
Advanced Energy Industries, Inc. (b)	202,600	20,503
Fabrinet (a)	151,800	32,724
Insight Enterprises, Inc. (a)	173,872	32,688
Napco Security Technologies, Inc. (b)	279,702	12,595
TD SYNNEX Corp.	215,341	22,374
		120,884
IT Services - 1.1%
Endava PLC ADR (a)	146,108	5,431
Wix.com Ltd. (a)	111,700	15,658
		21,089
Semiconductors & Semiconductor Equipment - 3.5%
AEHR Test Systems (a)(b)	200,400	3,261
Allegro MicroSystems LLC (a)	432,100	13,607
Diodes, Inc. (a)	214,500	14,582
MACOM Technology Solutions Holdings, Inc. (a)	252,100	22,268
Nova Ltd. (a)	85,889	14,897
		68,615
Software - 3.0%
Five9, Inc. (a)	139,400	8,503
Intapp, Inc. (a)	261,939	10,276
PROS Holdings, Inc. (a)	282,000	10,082
Rapid7, Inc. (a)	158,900	9,308
Tenable Holdings, Inc. (a)	446,900	21,523
		59,692
TOTAL INFORMATION TECHNOLOGY		278,678
MATERIALS - 7.2%
Chemicals - 2.1%
Element Solutions, Inc.	1,141,200	26,818
The Chemours Co. LLC	277,100	5,451
Tronox Holdings PLC	657,000	9,658
		41,927
Construction Materials - 2.0%
Eagle Materials, Inc.	157,200	39,850
Metals & Mining - 3.1%
Commercial Metals Co.	548,700	29,630
Constellium NV (a)	1,637,500	31,751
		61,381
TOTAL MATERIALS		143,158
REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Essential Properties Realty Trust, Inc.	896,301	21,413
Lamar Advertising Co. Class A	260,200	28,765
Urban Edge Properties	861,000	14,646
		64,824
Real Estate Management & Development - 0.7%
Colliers International Group, Inc.	122,100	14,209
TOTAL REAL ESTATE		79,033
UTILITIES - 1.1%
Gas Utilities - 1.1%
Brookfield Infrastructure Corp. A Shares	627,967	20,830
TOTAL COMMON STOCKS (Cost $1,397,030)		1,923,677

Money Market Funds - 5.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (d)	34,959,798	34,967
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	71,296,530	71,304
TOTAL MONEY MARKET FUNDS (Cost $106,271)		106,271

Equity Funds - 1.0%
	Shares	Value ($) (000s)
Small Blend Funds - 1.0%
iShares Russell 2000 Index ETF (b) (Cost $18,438)	94,300	19,212

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $1,521,739)	2,049,160
NET OTHER ASSETS (LIABILITIES) - (3.5)%	(69,028)
NET ASSETS - 100.0%	1,980,132

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $904,000 or 0.0% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Cogent Biosciences, Inc.	2/14/24	968

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,022	120,776	86,831	133	-	-	34,967	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	45,249	208,016	181,961	15	-	-	71,304	0.2%
Total	46,271	328,792	268,792	148	-	-	106,271

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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